RELATED-PARTY TRANSACTIONS (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Notes receivable from participants	$ 17,893,054	$ 16,582,155
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	3,975,172,643	3,521,057,282
Dividends	$ 9,494,578	$ 8,982,897
Common stocks
EBP, Master Trust [Line Items]
Investment, number of shares (in shares)	802,532	916,016
Total investments, at cost	$ 39,086,697	$ 42,422,602
Investments, at fair value	312,241,125	261,788,213
Cost of asset	2,632,258	1,805,660
Selling price	40,683,436	40,013,982
Dividends	$ 4,526,945	$ 5,014,249